Fair Value Measurements by Level (Detail) (Euro Swap rate[Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps (included in other non-current liabilities	$ 12
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps (included in other non-current liabilities	$ 12